497(j)
June 29, 2012
Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Re:	Invesco Van Kampen Senior Loan Fund — Rule 497(j) Filing (Filing Nos. 333-121061 and 811-05845)
Ladies and Gentlemen:
     Invesco Van Kampen Senior Loan Fund filed via EDGAR on June 28, 2012 an electronically signed copy of Post-Effective Amendment No. 11 to the Registration Statement on Form N-2 (the “Registration Statement”) complete with exhibits thereto. The Registration Statement and exhibits were filed pursuant to Rule 486(b) of the General Rules and Regulations of the Securities and Exchange Commission promulgated under the Securities Act of 1933 (the “1933 Act Rules”), as amended, and under the Investment Company Act of 1940, as amended.
     In accordance with the provisions of Rule 497(j) of the 1933 Act Rules this letter serves to certify that the Statement of Additional Information contained in the Registration Statement does not differ from that which would have been filed pursuant to Rule 497(c) of the 1933 Act Rules. The Prospectus has been filed under separate cover.
     Should the staff have any questions regarding the foregoing, please contact me at (212) 735-3406.
Very truly yours,
/s/ Michael K. Hoffman

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